Convertible Preferred Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Summary of Authorized, Issued and Outstanding Shares of Convertible Preferred Stock

The authorized, issued and outstanding shares of convertible preferred stock as of December 31, 2019 consisted of the following:

	Shares Authorized	Shares Issued and Outstanding	Liquidation Preference	Carrying Value
			(in thousands)
Series A	10,000,000	1,360,547	$9,486	$9,486
Series B	35,000,000	1,144,567	7,981	9,356
Series C	8,000,000	1,075,637	7,500	5,550
Series D	20,000,000	1,465,403	15,327	14,678

Total	73,000,000	5,046,154	$40,294	$39,070

The authorized, issued and outstanding shares of convertible preferred stock as of December 31, 2019 consist of the following:

	Shared Authorized	Shares Issued and Outstanding	Liquidation Preference	Carrying Value
			(in thousands)
Series A	10,000,000	9,486,575	$9,486	$9,486
Series B	35,000,000	7,980,620	7,981	9,356
Series C	8,000,000	7,500,000	7,500	5,550
Series D	20,000,000	10,217,687	15,327	14,678

Total	73,000,000	35,184,882	$40,294	$39,070

The authorized, issued and outstanding shares of convertible preferred stock as of December 31, 2018 consist of the following:

	Shared Authorized	Shares Issued and Outstanding	Liquidation Preference	Carrying Value
			(in thousands)
Series A	10,000,000	9,486,575	$9,486	$9,486
Series B	35,000,000	7,866,175	7,866	9,232
Series C	8,000,000	7,500,000	7,500	5,550
Series D	20,000,000	8,708,352	13,063	12,415

Total	73,000,000	33,561,102	$37,915	$36,683